Share Capital - Disclosure of Details of Warrants (BSAs) (Details) € in Thousands		6 Months Ended
	May 18, 2022 EUR (€) uSDollarPerEuro shares	Jun. 30, 2023 shares uSDollarPerEuro
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants (BSAs) outstanding (in shares)		3,974,343
BSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants (BSAs) outstanding (in shares)		151,251
Kepler Cheuvreux subscription agreement | BSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares to be issued (in shares) | uSDollarPerEuro	5,200,000	5,200,000
Number of shares issued (in shares) | uSDollarPerEuro	5,200,000
Number of shares likely to receive the right to grant (in shares)	5,200,000
Aggregate value of warrants | €	€ 500
Number of ordinary share subscribed (in shares)		0
Number of other equity instruments forfeited (in shares) | uSDollarPerEuro		0
Number of warrants (BSAs) outstanding (in shares)		5,200,000